Parent Company Only condensed Financial Information (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net profit (loss)	$ 2,008	$ (965)	$ 3,395	$ (947)	$ (12,359)	$ 2,596	$ 795
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments, net of tax of Nil	(2,397)	546	(1,005)	851	2,207	(1,575)	(1,491)
Other comprehensive loss, net of tax of nil:	(2,397)	546	(1,005)	851	2,207	(1,575)	(1,491)
Comprehensive income (loss)	(389)	(419)	2,390	(96)	(10,152)	1,021	(696)
Comprehensive income (loss) attributable to the Company's ordinary shareholders	$ (489)	$ (616)	$ 2,042	$ (215)	(10,450)	1,751	823
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net profit (loss)					(19,525)		(306)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments, net of tax of Nil					2,119	(1,477)	(1,288)
Comprehensive income (loss)					(10,450)	1,751	823
Comprehensive income (loss) attributable to the Company's ordinary shareholders					$ (10,450)	$ 1,751	$ 823